FINANCIAL INSTRUMENTS (Schedule of Classification of Financial Instruments by Fair Value Hierarchy) (Details) - ILS (₪) ₪ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Financial assets at fair value through profit or loss (FVTPL)
Marketable securities and derivatives	₪ 141,543	₪ 137,904
Level 1 [Member]
Financial assets at fair value through profit or loss (FVTPL)
Marketable securities and derivatives	141,543	137,904
Level 2 [Member]
Financial assets at fair value through profit or loss (FVTPL)
Marketable securities and derivatives
Level 3 [Member]
Financial assets at fair value through profit or loss (FVTPL)
Marketable securities and derivatives